Average Annual Total Returns - A C I Shares - JPMorgan Strategic Income Opportunities Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	Class I Return After Taxes on Distributions Past 1 Year	Class I Return After Taxes on Distributions Past 5 Years	Class I Return After Taxes on Distributions Past 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	BLOOMBERG BARCLAYS U.S. UNIVERSAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS U.S. UNIVERSAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS U.S. UNIVERSAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years	ICE BOFAML 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	ICE BOFAML 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	ICE BOFAML 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	(2.53%)	2.66%	2.08%	(0.22%)	2.93%	2.07%	1.55%	3.72%	2.73%	1.02%	2.45%	1.50%	0.91%	2.29%	1.56%	7.58%	4.87%	4.16%	0.67%	1.20%	0.63%